Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholders' Equity	Non- controlling Interest	Total
Balance at Sep. 30, 2022		$ 6,750	[1]	$ 79,810	$ 1,651,422	$ 14,408,843	$ (911,134)	$ 15,235,691		$ 15,235,691
Balance (in Shares) at Sep. 30, 2022	[1]	6,750,000
Issuance of Ordinary Shares		$ 1,000	[1]	7,999,000				8,000,000		8,000,000
Issuance of Ordinary Shares (in Shares)	[1]	1,000,000
Cost directly related to the initial public offering			[1]	(2,025,679)				(2,025,679)		(2,025,679)
Net income (loss)			[1]			1,766,347		1,766,347		1,766,347
Statutory reserve			[1]		176,550	(176,550)
Foreign currency translation gain			[1]				570,160	570,160		570,160
Balance at Mar. 31, 2023		$ 7,750	[1]	6,053,131	1,827,972	15,998,640	(340,974)	23,546,519		23,546,519
Balance (in Shares) at Mar. 31, 2023	[1]	7,750,000
Balance at Sep. 30, 2023		$ 7,797	[1]	6,437,179	2,010,890	16,927,605	(1,404,366)	23,979,105		$ 23,979,105
Balance (in Shares) at Sep. 30, 2023		155,947,100	[1]							155,947,100	[2]
Issuance of Ordinary Shares		$ 30	[1]	311,965				311,995		$ 311,995
Issuance of Ordinary Shares (in Shares)	[1]	30,000
Net income (loss)			[1]			1,794,094		1,794,094	(89,704)	1,704,390
Statutory reserve			[1]		266,540	(266,540)
Foreign currency translation gain			[1]				158,972	158,972	451	159,423
Balance at Mar. 31, 2024		$ 7,827	[1]	$ 6,749,144	$ 2,277,430	$ 18,455,159	$ (1,245,394)	$ 26,244,166	$ (89,253)	$ 26,154,913
Balance (in Shares) at Mar. 31, 2024		155,977,100	[1]							156,547,100	[2]

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.